Fair Value Information - Schedule of the Related Information of Natures of the Assets and Liabilities (Details) - Recurring fair value measurement [member] - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss	$ 4,001,000
Warrant liabilities [Member]
Financial liabilities at fair value through profit or loss
Financial liabilities at fair value through profit or loss	732,887	$ 20,082,272
Investment in a rent-a-captive company [Member]
Financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss	1,000	1,000
Investment in SAFE [Member]
Financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss	4,000,000
Level 1 [Member]
Financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss
Level 1 [Member] | Warrant liabilities [Member]
Financial liabilities at fair value through profit or loss
Financial liabilities at fair value through profit or loss	732,887	910,263
Level 1 [Member] | Investment in a rent-a-captive company [Member]
Financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss
Level 1 [Member] | Investment in SAFE [Member]
Financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss
Level 2 [Member]
Financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss
Level 2 [Member] | Warrant liabilities [Member]
Financial liabilities at fair value through profit or loss
Financial liabilities at fair value through profit or loss
Level 2 [Member] | Investment in a rent-a-captive company [Member]
Financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss
Level 2 [Member] | Investment in SAFE [Member]
Financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss
Level 3 [Member]
Financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss	4,001,000
Level 3 [Member] | Warrant liabilities [Member]
Financial liabilities at fair value through profit or loss
Financial liabilities at fair value through profit or loss		19,172,009
Level 3 [Member] | Investment in a rent-a-captive company [Member]
Financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss	1,000	$ 1,000
Level 3 [Member] | Investment in SAFE [Member]
Financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss	$ 4,000,000